NATURE OF BUSINESS (Details Narrative)	1 Months Ended
Sep. 27, 2024 USD ($) $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from issuance of initial public offering	$ 5,400,000
Number of shares sold	$ 1,350,000
Share price | $ / shares	$ 4.00